Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Finance Expenses
Bank fees, charges	$ 112	$ (3)	$ 184	$ 89
Commitment fees		106		223
Total other finance expense	$ 112	$ 103	$ 184	$ 312